Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001985062
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41937
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Entity Common Stock, Shares Outstanding	568,021
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	Explanatory NoteThis Amendment No. 1 to the Annual Report on Form 20-F of Psyence Biomedical Ltd. for the fiscal year ended March 31, 2025 (the “Form 20-F”), originally filed with the Securities and Exchange Commission on June 25, 2025 (the “Original Filing”), is being filed solely to include management’s report on internal control over financial reporting under Item 15(b) that was inadvertently omitted from the Original Filing.This Amendment also includes re-executed certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1 and 12.2, dated as of the date of this filing.This amendment does not reflect events occurring after the date of the Original Filing and does not update or otherwise modify any other disclosures made in the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Contact Personnel Name	Neil Maresky
City Area Code	+1 (416)
Local Phone Number	346-7764
Common shares, without par value
Document Information Line Items
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PBM
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Common Share at an exercise price of $6,874.13 per share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable to purchase one Common Share at an exercise price of $6,874.13 per share
Trading Symbol	PBMWW
Security Exchange Name	NASDAQ